RELATED PARTY TRANSACTIONS - Transactions (Details) - Lin BioScience, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development Expense
RELATED PARTY TRANSACTIONS
Amount of transactions	$ 140	$ 183
Professional Service Expense
RELATED PARTY TRANSACTIONS
Amount of transactions			$ 21
Interest Expense
RELATED PARTY TRANSACTIONS
Amount of transactions			$ 17
Reimbursement for Expense
RELATED PARTY TRANSACTIONS
Amount of transactions	$ 32